Stockholders' Equity - Narrative (Details)		12 Months Ended
	Jun. 16, 2021 $ / shares shares	Dec. 31, 2021 vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		1,000,000.0	1,000,000.0
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, shares authorized (in shares)		470,000,000.0	470,000,000.0
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	207,282,000	207,400,000	138,900,000
Common stock, shares outstanding (in shares)	196,643,000	197,400,000	128,300,000
Shares issued to Wilco Holdco stockholders (in shares)	130,300,000
Exchange ratio	136.7
Tax withholdings related to net share settlement of restricted stock awards (in shares)		30,000.00
2016 Plan
Class of Stock [Line Items]
Unrestricted shares ( in shares)	1,200,000
Wilco Holdco, Inc.
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		470,000,000.0
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Common stock voting rights | vote		1
Common stock, shares issued (in shares)		207,400,000
Common stock, shares outstanding (in shares)		197,400,000
Shares issued to Wilco Holdco stockholders (in shares)	130,300,000
Shares issued to Wilco Holdco stockholders, value per share (in dollars per share) | $ / shares	$ 0.0001
Unrestricted shares ( in shares)	128,300,000
Class A Common Stock | 2016 Plan
Class of Stock [Line Items]
Restricted shares (in shares)	2,000,000.0